Goodwill (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Beginning balance	¥ 943,922	¥ 939,716		¥ 617,863
Goodwill acquired in business combinations (note 3)		12,928		277,492
Deconsolidation of News Republic		(278,131)
Foreign exchange effect	(4,206)	(40,356)		48,567
Ending balance	939,716	634,157	$ 97,468	¥ 943,922
Utility Product and Related Services [Member]
Beginning balance		541,543
Foreign exchange effect		(22,958)
Ending balance	541,543	518,585	79,705
Mobile Entertainment [Member]
Beginning balance		398,173
Deconsolidation of News Republic		(278,131)
Foreign exchange effect		(17,398)
Ending balance	¥ 398,173	102,644	15,776
Others [Member]
Goodwill acquired in business combinations (note 3)		12,928
Ending balance		¥ 12,928	$ 1,987